Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Fixed Assets, Net [Abstract]
Schedule of Fixed Assets	Fixed assets consisted of the following:
	As of December 31,
	2022	2021
Furniture and computer equipment	$185,308	$155,741
Less: accumulated depreciation	(136,429)	(89,713)
Fixed assets, net	$48,879	$66,028